Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.88228%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,227,970.29

Principal:
Principal Collections	$20,966,088.08
Prepayments in Full	$11,257,615.33
Liquidation Proceeds	$386,564.27
Recoveries	$163,056.02
Sub Total	$32,773,323.70
Collections	$36,001,293.99

Purchase Amounts:
Purchase Amounts Related to Principal	$3,705.05
Purchase Amounts Related to Interest	$18.12
Sub Total	$3,723.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,005,017.16

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,005,017.16
Servicing Fee	$621,350.77	$621,350.77	$0.00	$0.00	$35,383,666.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,383,666.39
Interest - Class A-2a Notes	$169,599.34	$169,599.34	$0.00	$0.00	$35,214,067.05
Interest - Class A-2b Notes	$119,042.20	$119,042.20	$0.00	$0.00	$35,095,024.85
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$32,969,431.10
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$32,683,493.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,683,493.60
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$32,488,396.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,488,396.60
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$32,348,787.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,348,787.43
Regular Principal Payment	$29,499,147.88	$29,499,147.88	$0.00	$0.00	$2,849,639.55
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,849,639.55
Residual Released to Depositor	$0.00	$2,849,639.55	$0.00	$0.00	$0.00
Total		$36,005,017.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,499,147.88
Total					$29,499,147.88

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,708,189.45	$63.95	$169,599.34	$0.65	$16,877,788.79	$64.60
Class A-2b Notes	$12,790,958.43	$63.95	$119,042.20	$0.60	$12,910,000.63	$64.55
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$29,499,147.88	$22.42	$3,034,878.96	$2.31	$32,534,026.84	$24.73

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$35,830,846.89	0.1371516	$19,122,657.44	0.0731968
Class A-2b Notes	$27,430,313.40	0.1371516	$14,639,354.97	0.0731968
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$652,791,160.29	0.4961249	$623,292,012.41	0.4737053

Pool Information
Weighted Average APR	5.254%	5.278%
Weighted Average Remaining Term	42.16	41.43
Number of Receivables Outstanding	27,568	26,882
Pool Balance	$745,620,929.76	$712,700,655.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$687,001,766.85	$657,008,814.86
Pool Factor	0.5165798	0.4937720

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$55,691,840.83
Targeted Overcollateralization Amount	$89,408,643.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,408,643.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$306,301.34
(Recoveries)		42	$163,056.02
Net Loss for Current Collection Period			$143,245.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2305%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8113%
Second Prior Collection Period			0.3802%
Prior Collection Period			0.4743%
Current Collection Period			0.2357%
Four Month Average (Current and Prior Three Collection Periods)			0.4754%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,258	$6,524,999.01
(Cumulative Recoveries)			$536,188.77
Cumulative Net Loss for All Collection Periods			$5,988,810.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4149%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,186.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,760.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.96%	197	$6,871,443.94
61-90 Days Delinquent	0.14%	28	$1,020,427.88
91-120 Days Delinquent	0.02%	5	$128,707.90
Over 120 Days Delinquent	0.11%	18	$787,378.03
Total Delinquent Receivables	1.24%	248	$8,807,957.75

Repossession Inventory:
Repossessed in the Current Collection Period		11	$477,278.36
Total Repossessed Inventory		18	$816,993.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1593%
Prior Collection Period			0.1705%
Current Collection Period			0.1897%
Three Month Average			0.1732%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2717%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	74	$2,600,281.81
2 Months Extended	95	$3,732,567.89
3+ Months Extended	10	$366,698.88

Total Receivables Extended	179	$6,699,548.58
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer